Investments in Affiliates - Balances of Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Investments in Affiliates
Funds that the Group serves as general partner	¥ 1,412,766	$ 198,984	¥ 1,376,103
Total investment in affiliates	1,526,544	215,009	1,491,820
Kunshan Jingzhao Equity Investment Management Co., Ltd [Member]
Investments in Affiliates
Equity investments	8,690	1,224	8,520
Wanjia Win-Win Assets Management Co., Ltd.
Investments in Affiliates
Equity investments	89,249	12,570	91,588
Others
Investments in Affiliates
Equity investments	15,839	2,231	15,609
Gopher Transform Private Fund
Investments in Affiliates
Funds that the Group serves as general partner	102,100	14,380	104,429
Real Estate Funds
Investments in Affiliates
Funds that the Group serves as general partner	105,531	14,864	84,719
Private Equity Funds Products
Investments in Affiliates
Funds that the Group serves as general partner	1,201,703	169,256	1,175,904
Others Investment
Investments in Affiliates
Funds that the Group serves as general partner	¥ 3,432	$ 484	¥ 11,051